February 26, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Rule 24f-2 Notice for
PaineWebber Pathfinders Trust,
Treasury and Growth Stock Series 17
Registration No. 33-57631


          Pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, PaineWebber, Incorporated, as sponsor of The PaineWebber Pathfinders Trust, Treasury and Growth Stock Series 17 (the "Trust"), a unit investment trust which elected to register an indefinite number of units in accordance with Rule 24f-2, hereby submits the notice and information required by Rule 24f-2.

          (i) The fiscal year for which this notice is filed: Fiscal year ended December 31, 1995.

          (ii)   The number of units which have been
registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remain unsold at the beginning of the above fiscal year equals: none.
          The number of units registered during the above fiscal year other than pursuant to Rule 24f-2 equals: none.

          The number of units sold during the above fiscal year equals: 17,500,000 of units.*

          (iii) The number of units sold during the above fiscal year in reliance upon registration pursuant to Rule
24f-2 equals 17,500,000 units.


By:  PaineWebber Incorporated



/s/  ROBERT E. HOLLEY
  Robert E. Holley
  Senior Vice President




_______________________
*Actual aggregate sale price for which securities were sold is $17,850,000.00.

Filing fee of $6,155.16 which is in respect of $17,850,000.00 amount of securities of the issuer, less aggregate sale price of securities redeemed of $39.01 calculated in the manner specified in section 6(b) of the Securities Act of 1933, as provided in Rule 24f-2 (c).
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February 26, 1996




PaineWebber Incorporated
1200 Harbor Boulevard
Weehawken, New Jersey  07087


Dear Sirs:

          We have served as counsel for PaineWebber
Incorporated as Depositor of The PaineWebber Pathfinders
Trust, Treasury and Growth Stock Series 17 (hereinafter referred to as the "Trust") in connection with the offering of units of fractional undivided interest in such Trust
(hereinafter referred to as the "Units").

          We have examined instruments, documents, and records which we have deemed relevant and necessary for the basis of our opinion hereinafter expressed. In such examination, we have assumed the following: (a) the authenticity of original documents and genuineness of all signatures; (b) the conformity to the originals of all documents submitted to us as copies; and (c) the truth, accuracy and completeness of the information, representations and warranties contained in the records, documents, instruments and certificates we have reviewed.

          Based upon the foregoing, we are of the opinion that the Units offered by the Depositor were legally issued and are fully paid and non-assessable.

          We hereby consent to the use of this opinion in connection with the filing with the Securities and Exchange
Commission of a notice pursuant to Rule 24f-2 promulgated under the Investment Act of 1940.


Very truly yours,



/s/  ORRICK, HERRINGTON & SUTCLIFFE
  Orrick, Herrington & Sutcliffe